Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of carrying amounts of right-to-use assets
Office Lease
USD thousands
Balance as at January 1, 2021	790
Depreciation on right-to-use assets	(171)
Change during the year	-
Balance as at December 31, 2021	619

Balance as at January 1, 2020	206
Depreciation on right-to-use assets	(233)
Change during the year	817
Balance as at December 31, 2020	790

Schedule of maturity analysis of the company's lease liabilities
	December 31,	December 31,
	2021	2020
	USD thousands	USD thousands
Less than one year	219	210
One to three years	658	840

Total	877	1,050

Current maturities of lease liability	199	207

Long-term lease liability	550	688

Schedule of amounts recognized in profit or loss
	2021	2020
	USD thousands	USD thousands
Interest expenses on lease liability	65	41